DEFERRED TAX	12 Months Ended
Dec. 31, 2023
Deferred tax assets and liabilities [abstract]
DEFERRED TAX	DEFERRED TAX
The movements in the deferred tax liabilities and assets during the years ended December 31, 2023 and 2022, are as follows:

Deferred tax liabilities

	Collaboration revenue	License revenue - transitional adjustment	Difference allowance in excess of related depreciation[1]	Right of use assets	Total
	US$’000	US$’000	US$’000	US$’000	US$’000
At January 1, 2022	(14,125)	—	(8,636)	—	(22,761)
Deferred tax charged/(credited) to the statement of profit or loss during the year	14,125	—	885	(114)	14,896
Gross deferred tax liabilities at December 31, 2022	—	—	(7,751)	(114)	(7,865)
At January 1, 2023	—	—	(7,751)	(114)	(7,865)
Deferred tax charged/(credited) to the statement of profit or loss during the year	—	(3,144)	4,563	(6,374)	(4,955)
Gross deferred tax liabilities at December 31, 2023	—	(3,144)	(3,188)	(6,488)	(12,820)

Deferred tax assets

	Losses available for offsetting against future taxable profits	Difference in intangible assets amortization	Accrued expense	Lease liability	Cost recovery of R&D expense	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
At January 1, 2022	20,448	1,056	1,257	—	—	22,761
Deferred tax charged to the statement of profit or loss during the year	(20,448)	194	2,192	120	3,046	(14,896)
Gross deferred tax assets at December 31, 2022	—	1,250	3,449	120	3,046	7,865
At January 1, 2023	—	1,250	3,449	120	3,046	7,865
Deferred tax charged to the statement of profit or loss during the year	1,521	1,551	(1,500)	6,429	(3,046)	4,955
Gross deferred tax assets at December 31, 2023	1,521	2,801	1,949	6,549	—	12,820
The Company has tax losses arising in Hong Kong of $0.4 million in 2023 (2022: $1.9 million) that are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose.
The Company has tax losses arising in Greater China of $90.9 million in 2022 that will expire in 10 years for offsetting against future taxable profits of the companies in which the losses arose.
The Company has tax losses arising in Ireland of $134.8 million in 2023 (2022 $118.6 million) that can be carried back for 1 year and carried forward indefinitely for offsetting against taxable profits of the company.
The Company has tax losses arising in the United States of America of $48.8 million in 2023 (2022: $179.8 million) that are available indefinitely for offsetting against up to 80% of future taxable profits of the companies in which the losses arose.
Deferred tax assets have not been recognized in respect of these tax losses as it is not considered probable that taxable profits will be available against which the tax losses can be utilized.
Deferred tax assets have not been recognized in respect of the following items as of the end of the reporting year:

	2023	2022
	US$’000	US$’000
Deductible temporary differences	440,801	210,953
Tax losses and credits	1,241,550	1,002,104
Total	1,682,351	1,213,057
Deferred income tax assets are recognized for tax losses carried-forward to the extent that realization of the related tax benefit through future taxable profits is probable. Deferred tax assets have not been recognized in respect of the above items as it is not considered probable that taxable profits will be available against which the above items can be utilized.
Pursuant to the PRC Corporate Income Tax Law, a 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in Greater China. The requirement is effective from January 1, 2008 and applies to earnings after December 31, 2007. A lower withholding tax rate may be applied if there is a tax treaty between Greater China and the jurisdiction of the foreign investors. For the Company, the applicable rate is 10%. The Company is therefore liable for withholding taxes on dividends distributed by those subsidiaries established in Greater China in respect of earnings generated from January 1, 2008.
At December 31, 2023 and 2022, the subsidiaries in Greater China had no distributable retained earnings.
According to the US tax laws, dividends payable by the Company’s US entity, to non-US resident enterprises shall be subject to 30% withholding tax. A lower withholding tax rate may be applied if there is a tax treaty between US and the jurisdiction of the foreign investors. For the Company, the applicable rate is 5%. The Company is therefore liable for withholding taxes on dividends distributed by those subsidiaries established in US.
At December 31, 2023 and 2022, the subsidiary in US had no distributable retained earnings.